Going Concern	6 Months Ended
Jun. 30, 2019
Going Concern [Abstract]
Going Concern
3.	Going Concern:

As described in Note 2 of the consolidated financial statements for the year ended December 31, 2018, included in the Company’s 2018 annual report on Form 20-F filed with the SEC on March 25, 2019, management is required under ASC 205-40, Going Concern, to evaluate whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued.

As of June 30, 2019, the Company reported a working capital deficit of $58,367, resulting mainly due to:

•	Final balloon installments of $33,890 due within one year after the date that the financial statements are issued with respect to two of the Company’s loan facilities.
•	Scheduled debt and other financial liabilities installments of approximately $19,998 due within one year after the date that the financial statements are issued.
•	Scheduled installments of $6,900 due within one year after the date that the financial statements are issued with respect to related party loans.

Cash flow projections indicated that cash on hand and cash provided by operating activities might not be sufficient to cover the liquidity needs that become due within one year after the date that the financial statements are issued. In particular, projections of cash on hand and cash provided by operating activities seem to be sufficient i) to fully cover the scheduled debt and other financial liabilities installments of approximately $19,998 and the scheduled installments of $6,900 with respect to related party loans, as well as ii) to partially cover the final balloon installments of $33,890 with respect to two of the Company’s loan facilities ($5,053 due in March 2020 and $28,837 due in June 2020). Nevertheless, the working capital deficit, resulting from the final balloon installments, raises substantial doubt about the entity’s ability to continue as a going concern.

Management plans to settle the loan interest and scheduled loan repayments with cash on hand and cash expected to be generated from operations. Concerning the final balloon payments, management is exploring, on an ongoing basis, several alternatives, including issuing additional debt or equity securities, entering into refinancing transactions or a combination of the foregoing.

Management believes that the Company's plans to manage its working capital requirements will be successful, and as a result the unaudited interim condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, the unaudited interim condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.